Note 8 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	2019		2018
(dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Core deposit intangible	$4,716	$1,660	$1,616	$1,060
Total	4,716	1,660	1,616	1,060

Unamortizable intangible assets:
Goodwill	$16,477		$202

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Amount
(dollars in thousands)
2020	$776
2021	665
2022	554
2023	444
2024	333
Thereafter	284
Total	$3,056